Document and Entity Information	Jun. 29, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001873923
Document Type	8-K
Document Period End Date	Jun. 29, 2023
Entity Registrant Name	ORION OFFICE REIT INC.
Entity Incorporation State Country Code	MD
Entity File Number	001-40873
Entity Tax Identification Number	87-1656425
Entity Address, Address Line One	2398 E. Camelback Road
Entity Address, Address Line Two	Suite 1060
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85016
City Area Code	(602)
Local Phone Number	698-1002
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	ONL
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false